Quarterly Holdings Report
for
Fidelity® Municipal Income 2025 Fund
March 31, 2025
M25-NPRT3-0525
1.9885833.107
Municipal Securities - 92.8%
	Principal Amount (a)	Value ($)
Alabama - 2.3%
Black Belt Energy Gas District 5.25% 6/1/2025 (Morgan Stanley Guaranteed)	500,000	501,281
Arizona - 2.3%
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2025 (b)	250,000	251,152
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2025	250,000	251,272
TOTAL ARIZONA		502,424
California - 2.4%
Poway CA Unified Sch Dist 0% 8/1/2025 (c)	90,000	89,115
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2025 (b)	150,000	150,699
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2025	270,000	270,679
TOTAL CALIFORNIA		510,493
Colorado - 0.9%
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2025 (National Public Finance Guarantee Corporation Insured) (c)	200,000	197,316
Connecticut - 12.0%
Connecticut St Gen. Oblig. Series 2015B, 5% 6/15/2025	175,000	175,776
Connecticut St Gen. Oblig. Series 2016 D, 5% 8/15/2025	330,000	332,694
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2025	175,000	175,484
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2025	50,000	50,041
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2025 (b)	935,000	936,635
Connecticut State Health & Educational Facilities Authority (Quinnipiac University, CT Proj.) Series M, 5% 7/1/2025	40,000	40,177
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2025	400,000	401,764
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2025	200,000	200,352
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2025	280,000	280,493
TOTAL CONNECTICUT		2,593,416
District Of Columbia - 1.5%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2025	75,000	75,608
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2025	250,000	251,286
TOTAL DISTRICT OF COLUMBIA		326,894
Florida - 4.3%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2025 (b)	500,000	504,750
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2025	100,000	100,390
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (b)	95,000	95,902
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2025	40,000	40,210
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2025	200,000	201,213
TOTAL FLORIDA		942,465
Georgia - 0.2%
Atlanta GA Arpt Rev 5% 7/1/2025 (b)	50,000	50,225
Illinois - 6.8%
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2025	250,000	250,642
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2025	200,000	200,307
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2025	200,000	201,099
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2025	250,000	250,472
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2025	200,000	200,934
Illinois St Sales Tax Rev Series SEPTEMBER 2016 D, 5% 6/15/2025	100,000	100,338
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 1994 A &B, 0% 6/15/2025 (c)	270,000	268,032
TOTAL ILLINOIS		1,471,824
Indiana - 1.8%
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2019 B, 2.25% tender 12/1/2058 (d)	55,000	54,763
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2025	25,000	25,187
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2025	300,000	301,554
TOTAL INDIANA		381,504
Kentucky - 1.4%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2018, 5% 4/1/2025	300,000	300,000
Maine - 2.6%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 A, 4% 7/1/2025	465,000	465,730
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2025	100,000	100,157
TOTAL MAINE		565,887
Maryland - 0.7%
Maryland St Hlth & HI Ed Facs (Lifebridge Health Proj.) Series 2017, 5% 7/1/2025	150,000	150,619
Massachusetts - 5.7%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) 5% 7/1/2025	40,000	40,181
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2025	50,000	50,227
Massachusetts Development Finance Agency (Fisher College Proj.) Series 2017, 5% 4/1/2025	250,000	250,001
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2025	125,000	125,314
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2025	170,000	170,347
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (b)	250,000	251,137
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2025	50,000	50,207
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2025 (b)	300,000	301,172
TOTAL MASSACHUSETTS		1,238,586
Michigan - 3.7%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2025	300,000	300,326
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) Series A, 5% 7/1/2025	150,000	150,642
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2025	100,000	100,322
Warren MI Cons Sch Dist Series 2017, 4% 5/1/2025 (Assured Guaranty Municipal Corp Insured)	250,000	250,219
TOTAL MICHIGAN		801,509
Missouri - 4.2%
St Louis MO Arpt Rev Series 2017 A, 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	370,000	371,873
St Louis MO Arpt Rev Series 2017 B, 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured) (b)	250,000	251,026
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2025	290,000	291,351
TOTAL MISSOURI		914,250
Nevada - 0.3%
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2025	60,000	60,242
New Hampshire - 1.5%
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2025	50,000	50,240
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2025	200,000	201,038
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2025	70,000	70,567
TOTAL NEW HAMPSHIRE		321,845
New Jersey - 4.7%
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2015A, 5% 6/15/2025	200,000	200,740
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2025	105,000	105,409
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2025	15,000	15,068
New Jersey Educational Facilities Authority (William Paterson College, NJ Proj.) Series 2016 E, 5% 7/1/2025	50,000	50,201
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2025	400,000	400,856
New Jersey Trans Trust Fund Auth Series 2016 A 1, 5% 6/15/2025	40,000	40,157
Tobacco Settlement Fin Corp NJ 5% 6/1/2025	200,000	200,416
TOTAL NEW JERSEY		1,012,847
New York - 1.8%
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) Series 2016 A, 5% 7/1/2025	30,000	30,046
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2025 (b)	255,000	255,000
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2015, 5% 7/1/2025	100,000	100,272
TOTAL NEW YORK		385,318
Ohio - 4.5%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5% 11/15/2025	150,000	151,297
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 5% 8/15/2025	140,000	140,974
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2025	200,000	201,375
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2025	200,000	201,033
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) Series 2016 - XAVIER UNIV, 5% 5/1/2025	100,000	100,134
Ohio St Higher Edl Fac Commn Series 2015C, 5% 5/1/2025 (Escrowed to Maturity)	190,000	190,313
TOTAL OHIO		985,126
Oregon - 2.9%
Clackamas Cnty OR Hsp Fac Auth (Williamette View Inc Proj.) 4% 5/15/2025	200,000	199,889
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2025 (b)	420,000	421,935
TOTAL OREGON		621,824
Pennsylvania - 10.1%
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2025	600,000	603,262
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) Series 2015A, 5% 7/1/2025	30,000	30,004
Doylestown PA Hosp Auth Hosp 5% 7/1/2025	105,000	105,223
Doylestown PA Hosp Auth Hosp 5% 7/1/2025 (Escrowed to Maturity)	20,000	20,085
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2025	110,000	110,409
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2016, 5% 7/1/2025	50,000	50,195
Pennsylvania Higher Educational Facilities Authority 5% 6/15/2025 (Escrowed to Maturity)	5,000	5,017
Pennsylvania Higher Educational Facilities Authority Series AQ, 5% 6/15/2025	160,000	160,693
Pennsylvania Higher Educational Facilities Authority Series AQ, 5% 6/15/2025 (Escrowed to Maturity)	35,000	35,123
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2025	445,000	445,562
Philadelphia PA Airport Rev 5% 7/1/2025 (b)	210,000	210,947
Philadelphia PA Airport Rev 5% 7/1/2025	50,000	50,251
Philadelphia PA Sch Dist 5% 9/1/2025	50,000	50,407
Philadelphia PA Sch Dist Series A, 5% 9/1/2025	20,000	20,162
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2025	300,000	300,880
TOTAL PENNSYLVANIA		2,198,220
Puerto Rico - 0.2%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.375% 7/1/2025	49,931	50,153
Rhode Island - 0.3%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2025	65,000	65,200
Tennessee - 2.5%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2025	250,000	251,550
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2025	265,000	265,000
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) Series 2016 A, 5% 9/1/2025	15,000	15,075
TOTAL TENNESSEE		531,625
Texas - 0.9%
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2025 (b)	200,000	200,806
Utah - 0.1%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2025 (b)	30,000	30,128
Vermont - 3.0%
Vermont St Stud Assit Corp 5% 6/15/2025 (b)	250,000	250,773
Vermont St Stud Assit Corp Series 2015A, 5% 6/15/2025 (b)	300,000	300,929
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2025 (b)	105,000	105,325
TOTAL VERMONT		657,027
Virginia - 0.6%
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2025	125,000	125,000
Washington - 4.5%
Port Seattle WA Rev Series C, 5% 5/1/2025 (b)	465,000	465,626
Washington St Convention Ctr Pub Facs Dist 5% 7/1/2025	155,000	155,543
Washington St Health Care Facs Auth Rev (Multicare Medical Ctr,Tacom,Wa Proj.) Series B, 5% 8/15/2025	355,000	357,114
TOTAL WASHINGTON		978,283
Wisconsin - 2.1%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2016 A, 5% 6/1/2025	180,000	180,401
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2025	155,000	155,000
Wisconsin Health & Educational Facilities Authority Series 2016, 5% 2/15/2027 (Pre-refunded to 8/15/2025 at 100)	10,000	10,057
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2025 (Escrowed to Maturity)	100,000	100,814
TOTAL WISCONSIN		446,272
TOTAL MUNICIPAL SECURITIES (Cost $20,169,883)		20,118,609

Money Market Funds - 7.1%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (e)(f) (Cost $1,545,216)	3.33	1,544,907	1,545,216

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $21,715,099)	21,663,825
NET OTHER ASSETS (LIABILITIES) - 0.1%	25,428
NET ASSETS - 100.0%	21,689,253

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	289,026	2,002,216	746,026	14,643	-	-	1,545,216	1,544,907	0.0%
Total	289,026	2,002,216	746,026	14,643	-	-	1,545,216

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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